iShares®

iShares Trust

Supplement dated July 11, 2008

to the Prospectus dated August 1, 2007

for the iShares Dow Jones Index Funds

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus.

The Board of Trustees of iShares Trust has authorized a 3 for 1 split of the shares of the iShares Dow Jones U.S. Energy Sector Index Fund (“the “Fund”) for shareholders of record as of the close of business on July 21, 2008, effective after the close of trading on July 23, 2008. The Creation Unit size will remain 50,000 shares for the Fund. Fund shares will begin trading on a split-adjusted basis on July 24th.

Also, effective July 11, 2008, all references to 45 Fremont Street are changed to 400 Howard Street.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-049-07008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated July 11, 2008

to the Prospectus dated December 1, 2007

for the iShares FTSE/Xinhua China 25 Index Fund

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus.

The Board of Trustees of iShares Trust has authorized a 3 for 1 split of the shares of the iShares FTSE/Xinhua China 25 Index Fund (“the “Fund”) for shareholders of record as of the close of business on July 21, 2008, effective after the close of trading on July 23, 2008. After the split a Creation Unit will comprise 150,000 shares. Fund shares will begin trading on a split-adjusted basis on July 24th.

Also, effective July 11, 2008, all references to 45 Fremont Street are changed to 400 Howard Street.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-025-07008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated July 11, 2008

to the Prospectus dated August 1, 2007

for the iShares Russell Index Funds

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus.

The Board of Trustees of iShares Trust has authorized a 3 for 1 split of the shares of the iShares Russell Midcap Value Index Fund and 2 for 1 split of the shares of the iShares Russell Midcap Growth Index Fund (together the “Funds”) for shareholders of record as of the close of business on July 21, 2008, effective after the close of trading on July 23, 2008. The Creation Unit size will remain 50,000 shares for each Fund. Shares of the Funds will begin trading on a split-adjusted basis on July 24th.

Also, effective July 11, 2008, all references to 45 Fremont Street are changed to 400 Howard Street.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-029-07008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated July 11, 2008

to the Prospectus dated December 1, 2007

for the iShares S&P Index Funds

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus.

The Board of Trustees of iShares Trust has authorized a 3 for 1 split of the shares of the iShares S&P North American Natural Resources Sector Index Fund (“the “Fund”) for shareholders of record as of the close of business on July 21, 2008, effective after the close of trading on July 23, 2008. The Creation Unit size will remain 50,000 shares for the Fund. Fund shares will begin trading on a split-adjusted basis on July 24th.

Also, effective July 11, 2008, all references to 45 Fremont Street are changed to 400 Howard Street.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-021-07008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated July 11, 2008

to the Prospectus dated August 1, 2007

for the iShares S&P Index Funds

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus.

The Board of Trustees of iShares Trust has authorized a 5 for 1 split of the shares of the iShares S&P Latin America 40 Index Fund, 3 for 1 split of the shares of the iShares S&P Global Energy Sector Index Fund and 2 for 1 split of the shares of the iShares S&P 1500 Index Fund, iShares S&P Europe 350 Index Fund, iShares S&P SmallCap 600 Growth Index Fund and iShares S&P/TOPIX 150 Index Fund (together the “Funds”) for shareholders of record as of the close of business on July 21, 2008, effective after the close of trading on July 23, 2008. After the split a Creation Unit will comprise 250,000 shares for the iShares S&P Latin America 40 Index Fund, 150,000 shares for the iShares S&P Global Energy Sector Index Fund, 300,000 for the iShares S&P/TOPIX 150 Index Fund and 100,000 shares for the iShares S&P Europe 350 Index Fund. The Creation Unit size for each of the iShares S&P 1500 Index Fund and the iShares S&P SmallCap 600 Growth Index Fund will remain 50,000 shares. Shares of the Funds will begin trading on a split-adjusted basis on July 24th.

Also, effective July 11, 2008, all references to 45 Fremont Street are changed to 400 Howard Street.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-028-07008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE